FINANCIAL INSTRUMENTS - Cash and Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 4,148	$ 4,440	$ 5,280
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Cash deposits	2,952	2,994
Term deposits	1,196	1,443
Money market investments	0	3
Cash and cash equivalents	4,148	4,440
Restricted cash	$ 0	$ 0